UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock High Yield Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Auto Components - 0.1%	Lear Corp. (a)	653	$41,159

Building Products - 0.6%	Masonite Worldwide Holdings (a)	7,299	255,465

Capital Markets - 0.2%	E*Trade Financial Corp. (a)	49,000	80,360

Paper & Forest Products - 0.0%	Ainsworth Lumber Co. Ltd.	2,234	4,339
	Ainsworth Lumber Co. Ltd. (b)	2,507	4,875

			9,214

Specialty Retail - 0.0%	Mattress Discounters Corp. (a)	14,992	—

	Total Common Stocks - 0.9%		386,198

	Corporate Bonds	Par (000)

Aerospace & Defense - 0.0%	L-3 Communications Corp., 5.88%, 1/15/15	$20	19,600

Air Freight & Logistics - 0.2%	Park-Ohio Industries, Inc., 8.38%, 11/15/14	85	65,131

Airlines - 1.0%	American Airlines, Inc., 10.50%, 10/15/12 (b)	100	101,000
	American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13	20	19,900
	Continental Airlines, Inc., Series 2003-RJ,
	7.88%, 1/02/20	28	22,372
	United Air Lines, Inc., 12.75%, 7/15/12	250	254,375

			397,647

Auto Components - 1.3%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)	59	61,065
	Delphi International Holdings Unsecured, 12.00%, 10/06/14	8	7,503
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11	235	240,875
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11	101	103,399
	Stanadyne Corp., Series 1, 10.00%, 8/15/14	150	132,000

			544,842

Automobiles - 1.3%	Ford Capital BV, 9.50%, 6/01/10	520	536,900

Biotechnology - 0.6%	Gilead Sciences, Inc., 0.63%, 5/01/13 (c)	90	115,538
	QHP Pharma, 10.25%, 3/15/15 (b)	130	131,486

			247,024

Building Products - 0.8%	Associated Materials LLC, 9.88%, 11/15/16 (b)	70	73,150
	CPG International I, Inc., 10.50%, 7/01/13	150	136,125
	Ply Gem Industries, Inc., 11.75%, 6/15/13	130	124,150

			333,425

Capital Markets - 0.6%	E*Trade Financial Corp., Series A, 2.50%, 8/31/19 (c)(d)	71	110,849
	Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)	174	102,660
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(e)	75	16,166
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(e)	52	11,167

			240,842

Chemicals - 2.9%	American Pacific Corp., 9.00%, 2/01/15	140	130,550
	Ames True Temper, Inc., 4.28%, 1/15/12 (f)	265	233,862
	Huntsman International LLC, 5.50%, 6/30/16 (b)	95	82,412
	Innophos, Inc., 8.88%, 8/15/14	545	555,900
	MacDermid, Inc., 9.50%, 4/15/17 (b)	195	193,050

			1,195,774

Commercial Services & Supplies - 3.8%	ACCO Brands Corp., 10.63%, 3/15/15 (b)	45	48,544
	Altegrity, Inc., 10.50%, 11/01/15 (b)	100	86,000

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	DI Finance Series B, 9.50%, 2/15/13	$201	$203,010
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	100	107,750
	Sally Holdings LLC, 9.25%, 11/15/14	80	82,800
	Sally Holdings LLC, 10.50%, 11/15/16	105	112,350
	Scientific Games International, Inc., 9.25%, 6/15/19	135	140,231
	Waste Services, Inc., 9.50%, 4/15/14	185	189,625
	West Corp., 9.50%, 10/15/14	160	156,000
	West Corp., 11.00%, 10/15/16	430	433,225

			1,559,535

Construction Materials - 0.9%	Nortek, Inc., 10.00%, 12/01/13	375	384,375

Consumer Finance - 1.5%	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (f)	110	99,715
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	500	499,610

			599,325

Containers & Packaging - 2.9%	Berry Plastics Corp., 4.13%, 9/15/14 (f)	75	58,500
	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)	80	73,000
	Cascades, Inc., 7.25%, 2/15/13	175	178,062
	Crown Americas LLC, 7.75%, 11/15/15	85	86,700
	Graphic Packaging International, Inc., 9.50%, 8/15/13	5	5,125
	Graphic Packaging International, Inc., 9.50%, 6/15/17	160	168,800
	Impress Holdings BV, 3.41%, 9/15/13 (b)(f)	270	253,462
	Pregis Corp., 12.38%, 10/15/13	310	294,500
	Solo Cup Co., 10.50%, 11/01/13 (b)	80	84,200

			1,202,349

Diversified Financial Services - 4.3%	CDX North America High Yield, Series 6-T1, 8.63%, 6/29/11 (b)	435	465,994
	GMAC LLC, 6.88%, 9/15/11 (b)	100	96,250
	GMAC LLC, 2.46%, 12/01/14 (b)(f)	143	110,825
	GMAC LLC, 6.75%, 12/01/14 (b)	640	572,800
	GMAC LLC, 8.00%, 11/01/31 (b)	140	120,050
	Leucadia National Corp., 8.13%, 9/15/15	200	202,500
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	200	202,000

			1,770,419

Diversified Telecommunication Services - 5.8%	Asia Global Crossing Ltd., 13.38%, 10/15/10 (a)(g)	2,000	35,000
	Broadview Networks Holdings, Inc., 11.38%, 9/01/12	195	181,350
	GCI, Inc., 8.63%, 11/15/19 (b)	200	200,000
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)	270	283,500
	Qwest Communications International, Inc., 7.50%, 2/15/14	685	678,150
	Qwest Communications International, Inc., 8.00%, 10/01/15 (b)	100	100,000
	Qwest Communications International, Inc., 3.50%, 11/15/25 (c)	125	124,844

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14	$285	$282,150
	Qwest Corp., 8.38%, 5/01/16 (b)	140	146,300
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	150	160,500
	Windstream Corp., 8.13%, 8/01/13	70	71,575
	Windstream Corp., 8.63%, 8/01/16	80	80,600

			2,343,969

Electric Utilities - 1.3%	Elwood Energy LLC, 8.16%, 7/05/26	416	373,444
	NSG Holdings LLC, 7.75%, 12/15/25 (b)	170	152,150

			525,594

Electronic Equipment, Instruments & Components - 0.1%	Jabil Circuit, Inc., 7.75%, 7/15/16	50	51,500

Energy Equipment & Services - 1.0%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	50	49,500
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	80	79,100
	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	5	4,669
	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)	95	99,037
	North American Energy Partners, Inc., 8.75%, 12/01/11	175	173,250

			405,556

Food & Staples Retailing - 0.5%	Duane Reade, Inc., 11.75%, 8/01/15 (b)	30	32,325
	Rite Aid Corp., 9.75%, 6/12/16	75	81,000
	Rite Aid Corp., 10.25%, 10/15/19 (b)	85	86,488

			199,813

Food Products - 0.3%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	100	104,750

Health Care Equipment & Supplies - 1.4%	Biomet, Inc., 10.00%, 10/15/17	55	58,162
	DJO Finance LLC, 10.88%, 11/15/14	290	305,225
	Hologic, Inc., 2.00%, 12/15/37 (c)(h)	250	202,500

			565,887

Health Care Providers & Services - 4.1%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15	565	576,300
	DaVita, Inc., 7.25%, 3/15/15	200	199,000
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)	279	295,043
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)	259	288,138
	Tenet Healthcare Corp., 8.88%, 7/01/19 (b)	140	149,800
	Vanguard Health Holding Co. I, LLC, 11.25%, 10/01/15	35	36,750
	Viant Holdings, Inc., 10.13%, 7/15/17 (b)	115	110,975

			1,656,006

Hotels, Restaurants & Leisure - 2.2%	American Real Estate Partners LP, 8.13%, 6/01/12	300	299,250
	American Real Estate Partners LP, 7.13%, 2/15/13	185	181,300
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(g)	174	36,322
	MGM Mirage, 10.38%, 5/15/14 (b)	175	186,812
	Mashantucket Western Pequot Tribe, Series A, 8.50%, 11/15/15 (b)	35	8,400

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Scientific Games Corp., 0.75%, 12/01/24 (c)(h)	$60	$59,625
	Travelport LLC, 4.88%, 9/01/14 (f)	25	21,000
	Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)	25	94
	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(g)	445	91,225

			884,028

Household Durables - 1.6%	Jarden Corp., 8.00%, 5/01/16	40	41,200
	Jarden Corp., 7.50%, 5/01/17	140	138,600
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)	130	132,600
	KB Home, 9.10%, 9/15/17	40	41,600
	Standard Pacific Corp., 6.25%, 4/01/14	10	8,825
	Standard Pacific Corp., 7.00%, 8/15/15	35	30,888
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)	250	247,500

			641,213

IT Services - 2.4%	Alliance Data Systems Corp., 1.75%, 8/01/13 (c)	250	244,688
	First Data Corp., 9.88%, 9/24/15	30	26,700
	First Data Corp., 11.25%, 3/31/16	365	301,125
	iPayment, Inc., 9.75%, 5/15/14	120	90,900
	iPayment Investors LP, 12.75%, 7/15/14 (b)(e)	566	226,333
	Sungard Data Systems, Inc., 10.63%, 5/15/15	100	106,000

			995,746

Independent Power Producers & Energy Traders - 4.2%	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29	105	90,300
	AES Red Oak LLC, Series A, 8.54%, 11/30/19	118	114,646
	AES Red Oak LLC, Series B, 9.20%, 11/30/29	500	455,000
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)	220	221,100
	Energy Future Holdings Corp., 11.25%, 11/01/17 (e)	581	363,169
	NRG Energy, Inc., 7.25%, 2/01/14	130	131,137
	NRG Energy, Inc., 7.38%, 2/01/16	280	278,600
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)	34	21,276
	Texas Competitive Electric Holdings Co. LLC, Series B, 10.25%, 11/01/15	30	21,300

			1,696,528

Industrial Conglomerates - 2.0%	Sequa Corp., 11.75%, 12/01/15 (b)	350	311,500
	Sequa Corp., 13.50%, 12/01/15 (b)(e)	567	492,988

			804,488

Insurance - 0.9%	Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)	300	295,500
	USI Holdings Corp., 4.15%, 11/15/14 (b)(f)	100	79,500

			375,000

Internet & Catalog Retail - 0.2%	NetFlix, Inc., 8.50%, 11/15/17 (b)	60	61,500

Leisure Equipment & Products - 0.5%	Brunswick Corp., 11.25%, 11/01/16 (b)	125	139,687
	Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)(i)	45	45,844

			185,531

Life Sciences Tools & Services - 0.4%	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	190	184,775

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Machinery - 2.5%	AGY Holding Corp., 11.00%, 11/15/14	$200	$163,000
	Navistar International Corp., 3.00%, 10/15/14 (c)	80	75,400
	Navistar International Corp., 8.25%, 11/01/21	300	294,750
	RBS Global, Inc., 9.50%, 8/01/14 (b)	31	30,845
	RBS Global, Inc., 8.88%, 9/01/16	70	60,550
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)	510	400,350

			1,024,895

Marine - 1.0%	Horizon Lines, Inc., 4.25%, 8/15/12 (c)	240	189,600
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	86	84,602
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)	90	92,250
	Trico Shipping AS, 11.88%, 11/01/14 (b)	55	55,756

			422,208

Media - 11.3%	Affinion Group, Inc., 10.13%, 10/15/13	455	464,100
	CCH II LLC, 13.50%, 11/30/16	169	200,097
	CCO Holdings LLC, 8.75%, 11/15/13	155	170,694
	CMP Susquehanna Corp., 3.52%, 5/15/14 (b)	23	460
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)	80	84,100
	CSC Holdings, Inc., Series B, 7.63%, 4/01/11	45	46,575
	Charter Communications Operating, LLC, 10.38%, 4/30/14 (b)	110	111,925
	EchoStar DBS Corp., 7.00%, 10/01/13	40	40,000
	Harland Clarke Holdings Corp., 6.00%, 5/15/15 (f)	50	41,125
	Harland Clarke Holdings Corp., 9.50%, 5/15/15	60	56,325
	Intelsat Corp., 6.88%, 1/15/28	210	172,200
	Liberty Global, Inc., 4.50%, 11/15/16 (b)(c)	100	98,875
	Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	65	63,212
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17	105	63,000
	Network Communications, Inc., 10.75%, 12/01/13	245	98,612
	Nielsen Finance LLC, 10.00%, 8/01/14	505	521,412
	ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)(g)	414	393,352
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)	310	314,650
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)	378	395,955
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	600	556,500
	UPC Germany GmbH, 8.13%, 12/01/17 (b)	400	400,000
	UPC Holding BV, 9.88%, 4/15/18 (b)	100	104,000
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)	75	87,188
	WMG Acquisition Corp., 9.50%, 6/15/16 (b)	105	112,875

			4,597,232

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Metals & Mining - 3.5%	Aleris International, Inc., 9.00%, 12/15/14 (a)(g)	$120	$450
	Aleris International, Inc., 10.00%, 12/15/16 (a)(g)	125	469
	Drummond Co., Inc., 9.00%, 10/15/14 (b)	150	153,000
	Drummond Co., Inc., 7.38%, 2/15/16 (b)	40	37,700
	FMG Finance Property Ltd., 10.00%, 9/01/13 (b)	85	88,825
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)	205	223,450
	Murray Energy Corp., 10.25%, 10/15/15 (b)	145	142,100
	Novelis, Inc., 11.50%, 2/15/15 (b)	110	114,400
	Ryerson, Inc., 7.66%, 11/01/14 (f)	60	52,950
	Ryerson, Inc., 12.00%, 11/01/15	70	71,225
	Steel Dynamics, Inc., 7.38%, 11/01/12	115	114,713
	Teck Resources Ltd., 10.25%, 5/15/16	55	62,150
	Teck Resources Ltd., 10.75%, 5/15/19	205	239,338
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)	105	104,213

			1,404,983

Multiline Retail - 0.6%	Dollar General Corp., 10.63%, 7/15/15	43	46,870
	Dollar General Corp., 11.88%, 7/15/17 (e)	79	88,282
	Saks, Inc., 9.88%, 10/01/11	95	98,325

			233,477

Oil, Gas & Consumable Fuels - 8.6%	Arch Coal, Inc., 8.75%, 8/01/16 (b)	55	56,650
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17	80	89,400
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)	45	48,937
	Berry Petroleum Co., 8.25%, 11/01/16	80	78,000
	Bill Barrett Corp., 9.88%, 7/15/16	40	42,200
	Chesapeake Energy Corp., 6.38%, 6/15/15	90	83,700
	Chesapeake Energy Corp., 6.63%, 1/15/16	250	235,000
	Chesapeake Energy Corp., 2.25%, 12/15/38 (c)	125	92,656
	Connacher Oil and Gas Ltd., 11.75%, 7/15/14 (b)	30	32,700
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)	170	147,050
	Corral Finans AB, 5.28%, 4/15/10 (b)(e)	251	207,129
	Denbury Resources, Inc., 7.50%, 12/15/15	30	29,775
	EXCO Resources, Inc., 7.25%, 1/15/11	190	189,050
	Encore Acquisition Co., 6.00%, 7/15/15	40	39,900
	Forest Oil Corp., 7.25%, 6/15/19	185	175,287
	Frontier Oil Corp., 6.63%, 10/01/11	65	65,000
	Massey Energy Co., 3.25%, 8/01/15 (c)	320	264,000
	Newfield Exploration Co., 6.63%, 9/01/14	30	29,775
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)	230	229,425
	OPTI Canada, Inc., 8.25%, 12/15/14	135	108,000
	Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350	297,500
	PetroHawk Energy Corp., 10.50%, 8/01/14	100	108,250
	PetroHawk Energy Corp., 7.88%, 6/01/15	15	14,963

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Range Resources Corp., 7.38%, 7/15/13	$185	$187,775
	Sabine Pass LNG LP, 7.50%, 11/30/16	130	107,900
	SandRidge Energy, Inc., 8.00%, 6/01/18 (b)	165	155,513
	Whiting Petroleum Corp., 7.25%, 5/01/13	370	371,850

			3,487,385

Paper & Forest Products - 4.6%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)	19	11,758
	Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)	65	66,300
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)	70	77,000
	Georgia-Pacific Corp., 8.13%, 5/15/11	30	31,575
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	285	302,100
	NewPage Corp., 10.00%, 5/01/12	150	96,750
	NewPage Corp., 11.38%, 12/31/14 (b)	995	980,075
	Norske Skog Canada Ltd., 7.38%, 3/01/14	120	72,000
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)	60	65,400
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (f)	40	30,000
	Verso Paper Holdings LLC, Series B, 9.13%, 8/01/14	140	128,800

			1,861,758

Pharmaceuticals - 1.0%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (f)	230	189,750
	Elan Corp. Plc, 8.75%, 10/15/16 (b)	125	117,500
	Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)	95	97,850

			405,100

Professional Services - 0.2%	FTI Consulting, Inc., 7.75%, 10/01/16	100	98,625

Real Estate Management & Development - 0.5%	Realogy Corp., 10.50%, 4/15/14	95	76,475
	Realogy Corp., 12.38%, 4/15/15	187	117,810

			194,285

Semiconductors & Semiconductor Equipment - 0.9%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)	160	151,000
	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(g)	190	197,600

			348,600

Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(e)(f)	79	1,583

Specialty Retail - 1.4%	Asbury Automotive Group, Inc., 7.63%, 3/15/17	60	54,900
	General Nutrition Centers, Inc., 10.75%, 3/15/15	170	172,550
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(h)	25	18,344
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (a)(g)	468	4,680
	Limited Brands, Inc., 8.50%, 6/15/19 (b)	140	147,700
	United Auto Group, Inc., 7.75%, 12/15/16	180	174,150

			572,324

Textiles, Apparel & Luxury Goods - 0.2%	Quiksilver, Inc., 6.88%, 4/15/15	100	76,500

Trading Companies & Distributors - 0.5%	Russel Metals, Inc., 6.38%, 3/01/14	125	118,594
	United Rentals North America, Inc., 9.25%, 12/15/19	95	93,338

			211,932

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Wireless Telecommunication Services - 4.8%	Cricket Communications, Inc., 9.38%, 11/01/14	$210	$202,125
	Cricket Communications, Inc., 10.00%, 7/15/15	195	189,150
	Cricket Communications, Inc., 7.75%, 5/15/16 (b)	250	246,875
	Digicel Group Ltd., 8.88%, 1/15/15 (b)	230	223,100
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(e)	294	283,710
	iPCS, Inc., 2.41%, 5/01/13 (f)	110	97,075
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	405	406,012
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	200	190,000
	Nextel Communications, Inc., Series F, 5.95%, 3/15/14	20	18,100
	Sprint Capital Corp., 6.88%, 11/15/28	110	82,500

			1,938,647

	Total Corporate Bonds - 92.6%		37,658,606

	Floating Rate Loan Interests (f)

Aerospace & Defense - 0.1%	Hawker Beechcraft, Term Loan B, 12.00%, 3/26/14	50	48,688

Auto Components - 1.7%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%, 8/07/14	393	344,259
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15	394	351,542

			695,801

Automobiles - 0.4%	Ford Motor Co., Term Loan, 3.24% - 3.29%, 12/15/13	161	141,446

Chemicals - 0.6%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.75%, 7/30/15	200	163,856
	Solutia Inc., Loan, 7.25%, 2/28/14	83	84,190

			248,046

Consumer Finance - 1.7%	Chrysler Financial Corp., Return of Capital, 4.25%, 8/03/12	175	167,169
	DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12	550	528,458

			695,627

Diversified Financial Services - 1.1%	CIT Group, Term Loan A, 7.78%, 1/20/2012	425	431,021

Food & Staples Retailing - 0.5%	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	200	205,667

Health Care Providers & Services - 1.6%	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12	644	598,332
	Rotech Healthcare Inc., Term Loan, 6.28%, 9/26/11	64	53,075

			651,407

Hotels, Restaurants & Leisure - 1.1%	Travelport LLC (fka Travelport Inc.), Loan, 8.28%, 3/27/12 (e)	498	442,799

Independent Power Producers & Energy Traders - 1.5%	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14	344	256,044
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14	490	361,919

			617,963

Machinery - 0.1%	Accuride Debtor In Possession, Term Loan, 10.00%, 10/07/10	28	28,000

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (f)	Par (000)		Value

Media - 3.4%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12 (e)	$340		$302,182
	Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	247		242,863
	HMH Publishing Co. Ltd., Mezzanine, 17.50%, 11/14/14 (e)	58		11,505
	HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%, 6/12/14	441		374,533
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	350		366,333
	World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	100		100,069

				1,397,485

Multiline Retail - 0.0%	The Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13	20		16,732

Paper & Forest Products - 0.2%	Verso Paper Finance Holdings LLC, Loan, 6.53% - 7.28%, 2/01/13	195		70,335

Real Estate Management &Development - 0.6%	Realogy Corp., Second Lien Term Loan, 13.50%, 10/15/17	250		257,375

Specialty Retail - 0.1%	Claire’s Stores, Term Loan B, 3.03%, 5/29/14	50		38,838

	Total Floating Rate Loan Interests - 14.7%			5,987,230

	Other Interests (j)	Beneficial Interest (000)

Auto Components - 1.3%	Delphi Debtor in Possession Hold Co. LLP, Class B Membership Interests	—	(k)	508,315
	Lear Corp. Escrow	65		1

				508,316

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.	5		953

	Total Other Interests - 1.3%			509,269

	Preferred Stocks	Shares

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)	12		2,700

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (a)(b)(f)	5,410		—

	Total Preferred Stocks - 0.0%			2,700

	Warrants (l)

Auto Components - 0.0%	Lear Corp. (expires 11/09/14)	255		15,669

Communications Equipment - 0.0%	PF Net Communications, Inc. (expires 5/15/10) (b)	600		—

Diversified Telecommunication Services - 0.0%	NEON Communications, Inc. (expires 12/02/12)	53,622		1

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)	6,182		—

	Total Warrants - 0.0%			15,670

	Total Long-Term Investments (Cost - $49,337,184) - 109.5%			44,559,673

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Short-Term Securities	Shares	Value

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (m)(n)	2,067,016	$2,067,016

	Total Short-Term Securities (Cost - $2,067,016) - 5.1%		2,067,016

	Options Purchased	Contracts

Over-the-Counter Call Options	Marsico Parent Superholdco LLC, Strike Price $942.86, Expires 12/21/19, Broker Goldman Sachs & Co.	3	3,000

	Total Options Purchased (Cost - $2,933) - 0.0%		3,000

	Total Investments (Cost - $51,407,133*) - 114.6%		46,629,689
	Liabilities in Excess of Other Assets - (14.6)%		(5,931,146)

	Net Assets - 100.0%		$40,698,543

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,544,564

Gross unrealized appreciation	$1,734,669
Gross unrealized depreciation	(6,649,544)

Net unrealized depreciation	$(4,914,875)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$45,844	$1,400

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(113,177)	$648

(n)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)

•	Credit default swaps on single-name issues-buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

Brunswick Corp.	5.00%	Credit Suisse International	September 2014	$150	$(8,489)
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	$50	(38)
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	$160	(566)

Total					$(9,093)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$381,323
Short-Term Securities	2,067,016

Total Level 1	381,323

Level 2
Long-Term Investments:
Common Stocks	4,875
Corporate Bonds	36,560,284
Floating Rate Loan Interests	3,258,301
Other Interests	1
Preferred Stocks	2,700
Warrants	15,669

Total Level 2	39,841,830

Level 3
Corporate Bonds	1,098,322
Floating Rate Loan Interests	2,728,929
Other Interests	509,268
Warrants	1

Total Level 3	4,336,520

Total	$44,559,673

BlackRock High Yield Trust (BHY)
Schedule of Investments November 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$3,000	$(9,093)
Level 3	—	(11,605)

Total	$3,000	$(20,698)

[1] Other financial instruments are swaps, options purchased and unfunded loan commitments. Swaps and unfunded loan commitments are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value.

Investments in Securities

	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Balance, as of August 31, 2009	$1,149,295	$2,581,647	$953	$1	$3,731,896
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	(649,703)	—	—	(649,703)
Change in unrealized appreciation/depreciation[2]	341,874	1,397,905	—	—	1,739,779
Net purchases (sales)	—	(726,021)	—	—	(726,021)
Net transfers in/out of Level 3	(392,847)	125,101	508,315	—	240,569

Balance, as of November 30, 2009	$1,098,322	$2,728,929	$509,268	$1	$4,336,520

[2]The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $1,594,687.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[3]

Valuation Inputs	Liabilities

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfers in/out of Level 3	$11,605

Balance, as of November 30, 2009	$11,605

[3] Other financial instruments are unfunded loan commitments.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock High Yield Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: January 22, 2010